Accounts Receivable Net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	¥ 6,458		¥ 8,361
Less: allowance for doubtful accounts			0
Accounts receivable, net	¥ 6,458	$ 1,013	¥ 8,361